Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Assets
Cash and Cash Equivalents	$ 38,938	$ 35,839	$ 42,142
Interest Bearing Deposits with Banks	6,899	7,518	8,305
Securities
Trading	94,906	100,991	99,697
Fair value through profit or loss	13,548	12,904	11,611
Fair value through other comprehensive income	67,434	68,668	62,440
Debt securities at amortized cost	15,024	7,881	6,485
Other	813	782	702
Securities, net	191,725	191,226	180,935
Securities Borrowed or Purchased Under Resale Agreements	106,612	110,405	85,051
Loans
Residential mortgages	122,054	120,778	119,620
Consumer instalment and other personal	65,989	64,454	63,225
Credit cards	8,749	8,467	8,329
Business and government	222,857	221,253	194,456
Loans gross of allowance for loan losses	419,649	414,952	385,630
Allowance for credit losses	(1,802)	(1,710)	(1,639)
Loans,net	417,847	413,242	383,991
Other Assets
Derivative instruments	22,200	20,627	26,204
Customers' liability under acceptances	24,741	21,702	18,585
Premises and equipment	1,989	1,983	1,986
Goodwill	6,329	6,500	6,373
Intangible assets	2,319	2,331	2,272
Current tax assets	1,257	1,309	1,515
Deferred tax assets	1,662	1,765	2,039
Other	16,662	16,023	14,677
Other assets	77,159	72,240	73,651
Total Assets	839,180	830,470	774,075
Liabilities and Equity
Deposits	553,383	548,837	520,928
Other Liabilities
Derivative instruments	23,613	21,549	24,411
Acceptances	24,741	21,702	18,585
Securities sold but not yet purchased	27,375	32,023	28,804
Securities lent or sold under repurchase agreements	89,829	87,039	66,684
Securitization and structured entities' liabilities	25,544	25,621	25,051
Current tax liabilities	32	42	50
Deferred tax liabilities	74	73	74
Other	37,070	37,236	36,985
Other liabilities	228,278	225,285	200,644
Subordinated debt	6,876	6,953	6,782
Equity
Contributed surplus	303	307	300
Retained earnings	28,241	27,405	25,850
Accumulated other comprehensive income	3,793	4,054	2,302
Total Equity	50,643	49,395	45,721
Total Liabilities and Equity	839,180	830,470	774,075
Preferred shares [member]
Equity
Issued capital	5,348	4,690	4,340
Total Equity	5,348	4,690	4,340
Common shares [member]
Equity
Issued capital	12,958	12,939	12,929
Total Equity	$ 12,958	$ 12,939	$ 12,929